DEPOSITS, PREPAIDS AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Prepaid assets	$ 40,571,000	$ 41,208,000
Restricted cash	623,000	784,000
Supplier deposits	24,507,000	33,429,000
Investment tax credits receivable	23,448,000	24,463,000
Current portion of cross-currency interest rate swap instrument	0	2,597,000
Forward foreign exchange contracts	5,724,000	1,698,000
Current prepayments and other current assets	94,873,000	104,179,000
Long-term deposits	$ 3,710,000	$ 4,992,000